CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 1,208,696	$ 437,904	$ 924,440
Adjusted to reconcile net income to cash provided by (used in) operating activities
Depreciation and amortization	15,891	40,038	45,347
Non-cash lease expenses	41,524	2,533	0
Loss from disposal of property and equipment	37,468	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	(343,165)	306,781	(243,769)
Contract receivable, net	(719,615)	(176,968)	(1,848,073)
Advance to suppliers	756,846	(824,141)	1,484,014
Deferred initial public offering costs	0	(650,092)	0
Due from a related party	0	72,371	(75,571)
Inventory, net	(185,985)	0	0
Prepaid expenses and other current assets	753,405	(57,406)	(130,282)
Accounts payable	66,961	(69,500)	(42,786)
Deferred revenue	(421,834)	417,987	53,000
Taxes payable	191,373	164,879	78,988
Operating lease liabilities	(60,907)	(5,252)	0
Accrued expenses and other current liabilities	(80,097)	2,434	16,507
Net cash provided by (used in) operating activities	1,260,561	(338,432)	261,816
Cash flows from investing activities
Purchase of property and equipment	(21,230)	(17,738)	(83,515)
Advance to a related party	(1,374,895)
Acquisition of 8.8228% non-controlling interest in China Liberal Beijing	0	(453,669)	0
Repayment of loan receivable	0	0	1,964,844
Net cash (used in) provided by investing activities	(1,396,125)	(471,407)	1,881,329
Cash flows from financing activities
Repayment of due to a related party	(1,439,799)	0	0
Net proceeds from initial public offering - stock issuance	4,780,704	0	0
Proceeds from related party borrowings	0	439,193	8,094
Net cash provided by financing activities	3,340,905	439,193	8,094
Effect of changes of foreign exchange rates on cash	99,829	(4,241)	(82,043)
Net decrease (increase) in cash	3,305,170	(374,887)	2,069,196
Cash, beginning of year	1,702,279	2,077,166	7,970
Cash, end of year	5,007,449	1,702,279	2,077,166
Supplemental disclosure of cash flow information
Cash paid for interest expense	2,697	0	0
Cash paid for income tax	20,775	18,657	79,830
Supplemental disclosure of non-cash investing and financing activities
Transfer of non-controlling interest	0	87,238	0
Right-of-use assets obtained in exchange for operating lease obligations	180,528	21,062	0
Capital restructuring	$ 0	$ 0	$ 2,935,589